Lease liabilities	6 Months Ended
Feb. 28, 2026
Lease liabilities
Lease liabilities

13. Lease liabilities

	As at	As at
	February 28,	August 31,
	2026	2025
	$	$
Opening balance	7,005,591	192,566
Additions	3,843,925	87,604
Repayment	(1,371,619)	(492,496)
Interest on lease liability	344,002	41,478
Lease termination	(291,004)	(34,926)
Business acquisition	—	7,213,676
Currency translation	2,412	(2,311)
Closing balance	9,533,307	7,005,591

Current	2,498,210	1,666,853
Non-current	7,035,097	5,338,738
	9,533,307	7,005,591

Future undiscounted lease payments as at November 30, 2025 are as follows:

$
Less than one year	3,188,383
One to five years	7,882,335
11,070,718

Included in rent expense for the three-month and six-month periods ended February 28, 2026 were $225,042 and $659,388 respectively of short-term lease expense [February 28, 2025 – $110,344 and $222,406 respectively]. As at February 28, 2026, the lease liabilities have a weighted average interest rate of 8.20% [August 31, 2025 – 7.93%).